INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Aggregate carrying amount of the Group's investments in the associates		¥ 5,926,533	$ 1,065,895	¥ 6,935,030	¥ 5,602,701
Proportionate interests in the associates' capital commitments		0		760,000
Material contingent liabilities relating to the Group's interests in the associates and the associates themselves				0
Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits and losses	¥ (122,768)	26,692
Share of the associates' total comprehensive income	¥ (122,768)	26,692
Aggregate carrying amount of the Group's investments in the associates		¥ 4,575,749		¥ 5,626,727